DISPOSALS OF NON CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
DISPOSALS OF NON CURRENT ASSETS
DISPOSALS OF NON CURRENT ASSETS

NOTE 3 — DISPOSALS OF NON-CURRENT ASSETS

Disposals in 2018

The Company did not complete any material disposals in 2018.

Disposals in 2017

In May 2017, the Company completed the sale of its interest in its Oklahoma oil and gas properties and certain other related assets and liabilities for a cash price of $18.5 million, before closing adjustments. The sale was effective 1 August 2016 and resulted in a pre‐tax loss of $1.3 million. As part of the sale, the purchaser also assumed the Company’s restoration obligations associated with the properties of $0.9 million.  The Oklahoma properties generated revenue, net of production taxes and lease operating expenses, of $1.4 million in 2017 prior to completion of the sale.

Disposals in 2016

In December 2016, the Company divested an acreage block containing 3,336 gross (2,709 net) acres located in Atascosa County, Texas. The Eagle Ford acreage was undeveloped and outside the Company’s core development project area. Sundance received cash proceeds of $7.1 million for the acreage. No gain or loss was recognized in consolidated statement of profit and loss and other comprehensive income related to the sale.